Other operating expenses - Summary of other operating expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other operating expenses
Legal and other consulting expenses	€ 28,778	€ 42,952	€ 46,886
Software-as-a Service and similar rights	17,614	13,664	9,482
Travel expenses	8,742	6,524	1,803
Marketing expenses	7,830	7,798	5,341
Insurance	6,618	12,225	4,961
Office expenses	5,082	3,772	3,028
Telecommunication and IT expenses	4,994	4,652	12,523
Other external and administrative costs	9,785	4,304	3,284
Total	€ 89,443	€ 95,891	€ 87,308